LEASES (Schedule of Cumulative Effect of Changes made to Balance Sheet and Lease Related Accounts) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018
Operating Leased Assets [Line Items]
Other non-current assets	$ 17,707	$ 11,673	$ 4,544
Other accounts payable and accrued expenses	(28,399)	(32,208)	(27,436)
Other long-term payables	(8,126)	$ (5,849)	(3,672)
Adjustments [Member]
Operating Leased Assets [Line Items]
Other non-current assets			7,129
Other accounts payable and accrued expenses			(4,952)
Other long-term payables			$ (2,177)
Lease related accounts [Member]
Operating Leased Assets [Line Items]
Other non-current assets	10,128
Other accounts payable and accrued expenses	(5,644)
Other long-term payables	$ (4,718)